Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2024
Restatement of Previously Issued Financial Statements
Schedule of effect of the restatement on each financial statement line item

CONDENSED CONSOLIDATED	September 30,		September 30,
STATEMENTS OF OPERATIONS	2023		2023
	As Reported	Adjustment	As Restated
Accretion of Series A convertible preferred stock to redemption value	$—	$(1,153,846)	$(1,153,846)
Net loss attributable to common stockholders	(4,888,740)	(1,153,846)	(6,042,586)
Net loss per share, basic and diluted	$(2.31)	$(0.54)	$(2.85)

For the nine months ended, September 30, 2023:

CONDENSED CONSOLIDATED	September 30,		September 30,
STATEMENTS OF OPERATIONS	2023		2023
	As Reported	Adjustment	As Restated
Accretion of Series A convertible preferred stock to redemption value	$—	$(1,153,846)	$(1,153,846)
Net loss attributable to common stockholders	(8,820,570)	(1,153,846)	(9,974,416)
Net loss per share, basic and diluted	$(4.18)	$(0.55)	$(4.73)

CONDENSED CONSOLIDATED	September 30,		September 30,
STATEMENTS OF CASH FLOWS	2023		2023
	As Reported	Adjustment	As Restated
Supplemental disclosure of cash flows information
Accretion of Series A convertible preferred stock to redemption value	$1,250,000	$(96,154)	$1,153,846